The E-Valuator Funds*

PROSPECTUS

January 31, 2021

(Revised February 9, 2021)

The E-Valuator Very Conservative (0%-15%) RMS Fund

Service Class Shares (EVVLX)

The E-Valuator Conservative (15%-30%) RMS Fund

Service Class Shares (EVCLX)

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Service Class Shares (EVTTX)

The E-Valuator Moderate (50%-70%) RMS Fund

Service Class Shares (EVMLX)

The E-Valuator Growth (70%-85%) RMS Fund

Service Class Shares (EVGLX)

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Service Class Shares (EVAGX)

*Note that prior to March 27, 2017 Service Class Shares were named Institutional Class Shares.

This prospectus describes The E-Valuator Funds. The E-Valuator Funds are each authorized to offer 2 classes of shares, one of which is offered by this prospectus.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request. You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to receive paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Fund complex or your financial intermediary.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY – The E-Valuator Very Conservative (0%-15%) RMS Fund

Investment Objective

The E-Valuator Very Conservative (0%-15%) RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks as a primary objective to provide income and as a secondary objective stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Service Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee (1)	0.45%
Distribution (12b-1) and Service Fees	None
Other Expenses(2)	0.44%
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses(2)	1.06%
Fee Waivers and/or Expense Reimbursements(1)	(0.09%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	0.97%

(1)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2022.

(2)	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.

1

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Service Class	$99	$328	$576	$1,286

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 302.98% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name) which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a very conservative investor, that is, an investor anticipating very low fluctuations in annual return on a year-over-year basis. The standard deviation goal for the Fund is to average between 1% to 3.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted standard deviation goals.

The Fund will generally allocate 85%-100% of the Fund’s assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining portion of the Fund’s assets (up to 15%) will generally be dedicated to investments in Underlying Funds that focus on investments in equity securities that have the potential of paying dividends on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market equity category by Morningstar, Inc.

2

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in “Core” holdings and the remaining amount investing in “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance of the Fund with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into fixed income has been determined, the next step would be to identify the amount allocated between investment grade and hi-yield securities. Once this has been determined, the next decision is to determine the allocation into short term, intermediate term, and long-term securities within each applicable sub-group. When the allocations have been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

3

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

4

The Fund will strive to keep pace with the annualized rate of inflation by allocating assets across multiple fixed income securities (bonds), money markets, as well as a small portion being dedicated to dividend paying large cap domestic stocks. The fixed income (bond) allocations may include, but will not be limited to, short term bonds, intermediate term bonds, long term bonds, corporate bonds, government bonds, high yield bonds, and convertible bonds. The asset allocation mix between money markets, bonds and dividend paying stocks will be done in a manner to keep pace with inflation.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that has very low tolerance to the daily fluctuations of the stock market (market risk), seeks interest income, and has a desire to keep pace with the annualized rate of inflation.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company.

5

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

6

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

7

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

8

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. Within the “Core” component of the Fund’s portfolio, the Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

9

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18, The E-Valuator Very Conservative Risk Managed Strategy (i.e., the predecessor fund), which was terminated by its Trustee on May 26, 2016. Prior to its termination, Mr. Kevin Miller served as portfolio manager of the predecessor fund. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the 1940 Act, and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

10

E-Valuator Very Conservative (0%-15%) RMS Fund
(Service Class)
Calendar Year Total Returns
0.12
0.1
0.08
0.06
0.04
0.02
0
-0.02
-0.04
4.29%
2.47%
-0.53%
3.01%
6.73%
-3.00%
9.91%
8.03%
2013
2014
2015
2016
2017
2018
2019
2020

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 8.76% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -8.24% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2020

The E-Valuator Very Conservative RMS (0%-15%) Fund – Service Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	8.03%	4.83%	3.77%
Return After Taxes on Distributions(1)	7.47%	3.74%	3.16%
Return After Taxes on Distributions and Sale of Fund Shares(1)	4.74%	3.26%	2.68%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.50%	4.44%	3.37%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

11

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, founded the Adviser in 2016, and has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

12

FUND SUMMARY – The E-Valuator Conservative (15%-30%) RMS Fund

Investment Objective

The E-Valuator Conservative (15%-30%) RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks to provide income but will at times seek growth and income within the stated asset allocation range.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Service Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee (1)	0.45%
Distribution (12b-1) and Service Fees	None
Other Expenses(2)	0.28%
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses(2)	0.92%
Fee Waivers and/or Expense Reimbursements(1)	(0.07%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	0.85%
(1)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2022.

(2)	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.

13

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Service Class	$87	$286	$502	$1,125

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 328.64% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name) which, involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a conservative investor, that is, an investor anticipating low fluctuations in annual return on a year-over-year basis. This is identified by standard deviations that are slightly greater than that of a very conservative investor, but less than those of a typical conservative/moderate risk investor. The standard deviation goal for the Fund is to average between 2.5% to 5% over a 3-year timeframe or a 5-year timeframe.

14

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted standard deviation goals. The Fund will generally allocate 70%-85% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 15%-30% of the Fund’s assets will generally be allocated to equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in “Core” holdings and the remaining amount investing in “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance of the Fund with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between Foreign and Domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

15

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

16

The Fund will strive to keep pace with the annualized rate of inflation by allocating assets across multiple fixed income securities (bonds) and money markets, with a small portion being dedicated to dividend paying large cap domestic stocks. The fixed income (bond) allocations may include, but will not be limited to, short term bonds, intermediate term bonds, long term bonds, corporate bonds, government bonds, high yield bonds and convertible bonds. The asset allocation mix between money market, bonds and dividend paying stocks will be done in a manner to keep pace with inflation.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that has a low tolerance to the daily fluctuations of the stock market (market risk), seeks interest income, yet is willing to accept a limited exposure to market risk in an effort to obtain some growth. By maintaining 15% to 30% allocated to equities, this Fund may experience fluctuations in return due to the stock market’s activity, however, since it does not have 100% of its assets invested in equities, the overall impact of the stock market’s fluctuating returns will have a subdued impact on the overall performance of the Fund.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 (“1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of such other investment company.

17

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

18

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

19

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

20

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

21

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. Within the “Core” component of the Fund’s portfolio, the Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18, The E-Valuator Conservative Risk Managed Strategy (i.e., the predecessor fund), which was terminated by its Trustee on May 26, 2016. Prior to its termination, Mr. Kevin Miller served as portfolio manager of the predecessor fund. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the 1940 Act, and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

22

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 10.81% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -10.54% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

23

Average Annual Total Return as of December 31, 2020

The E-Valuator Conservative (15%-30%) RMS Fund – Service Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	11.19%	6.86%	6.10%
Return After Taxes on Distributions(1)	10.51%	5.48%	5.32%
Return After Taxes on Distributions and Sale of Fund Shares(1)	6.71%	4.77%	4.52%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.50%	4.44%	3.37%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, founded the Adviser in 2016, and has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

24

FUND SUMMARY – The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Investment Objective

The E-Valuator Conservative/Moderate (30%-50%) RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Service Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.45%
Distribution (12b-1) and Service Fees	None
Other Expenses(2)	0.44%
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses(2)	1.08%
Fee Waivers and/or Expense Reimbursements(1)	(0.09%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	0.99%
(1)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2022.

(2)	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.

25

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Service Class	$101	$335	$587	$1,309

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 280.35% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a conservative/moderate investor. This is identified by standard deviations that are slightly greater than that of a conservative investor, but less than those of a typical moderate risk investor. The standard deviation goal for the Fund is to average between 4% to 6.5% over a 3-year timeframe or a 5-year timeframe.

26

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted standard deviation goals. The Fund will generally allocate 50%-70% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 30%-50% of the Fund’s assets will generally be allocated to equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance of the Fund with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between Foreign and Domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

27

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that has moderate tolerance to the daily fluctuations of the stock market (market risk) and seeks interest income, but places greater emphasis on the generation of current income than growth of principal.

28

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

29

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

30

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

31

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

32

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

33

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18, The E-Valuator Tactically Managed Strategy (i.e., the predecessor fund), which was terminated by its Trustee on May 26, 2016. Prior to its termination, Mr. Kevin Miller served as portfolio manager of the predecessor fund. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. Until the Fund’s investment objective and strategies were changed effective January 31, 2019, the investment objective, strategy, policies, guidelines and restrictions of the Fund were, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the 1940 Act, and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

34

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

E-Valuator Conservative/Moderate (30%-50%) RMS
(Service Class)
Calendar Year Total Returns
0.2
0.15
0.1
0.05
0
-0.05
-0.1
-0.15
13.27%
1.06%
-2.73%
6.63%
11.91%
-8.73%
16.99%
12.78%
2013
2014
2015
2016
2017
2018
2019
2020

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 14.25% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -14.75% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

35

Average Annual Total Return as of December 31, 2020

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund – Service Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	12.78%	7.52%	5.90%
Return After Taxes on Distributions(1)	12.17%	6.04%	5.07%
Return After Taxes on Distributions and Sale of Fund Shares(1)	7.55%	5.22%	4.31%
S&P 500®Index (reflects no deduction for fees, expenses or taxes)	16.26%	12.94%	12.13%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, founded the Adviser in 2016, and has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

36

FUND SUMMARY – The E-Valuator Moderate (50%-70%) RMS Fund

Investment Objective

The E-Valuator Moderate (50%-70%) RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Service Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.45%
Distribution (12b-1) and Service Fees	None
Other Expenses(2)	0.24%
Acquired Fund Fees and Expenses	0.20%
Total Annual Fund Operating Expenses(2)	0.89%
Fee Waivers and/or Expense Reimbursements(1)	(0.07%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	0.82%
(1)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2022.

(2)	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.

37

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Service Class	$84	$277	$486	$1,090

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 333.55% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a moderate risk investor. This is identified by standard deviations that are slightly greater than that of a conservative/moderate investor, but less than those of a typical growth-oriented investor. The standard deviation goal for the Fund is to average between 5.5% to 8.5% over a 3-year timeframe or a 5-year timeframe.

38

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted standard deviation goals. The Fund will generally allocate 30%-50% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 50%-70% of the Fund’s assets will generally be allocated to equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market equity category by Morningstar, Inc. Because market conditions may favor one asset class over another (e.g., fixed income securities may be favored over equity securities at any given time), the allocation of the Fund’s assets between fixed income and equity securities may range from 50% to 70% allocated to equities at any given time. The Fund will adjust the allocations between fixed income and equity in an effort to continually meet the overriding strategy of providing both income and growth.  For instance, in periods when interest rates are relatively high the Fund may adjust the allocation to fixed income to compensate for that environment. Whereas, during a period where interest rates are relatively low, the Fund may need to adjust the allocation to fixed income in an inverse manner to compensate for that environment.  In other words, there may be market conditions that warrant allocating more of the Fund’s assets into fixed income, while there may be other market conditions that would warrant allocating more of the Fund’s assets to equity.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and ‘Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance with Satellite holdings, and thus attempting to deliver above average performance.

39

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between Foreign and Domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place increased emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

40

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that is tolerant to the daily fluctuations of the stock market (market risk) and seeks interest income, but places greater emphasis on growth of principal than the generation of current income.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company.

41

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

42

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

43

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

44

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

45

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18, The E-Valuator Moderate Risk Managed Strategy (i.e., the predecessor fund), which was terminated by its Trustee on May 26, 2016. Prior to its termination, Mr. Kevin Miller served as portfolio manager of the predecessor fund. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the 1940 Act, and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

46

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

E-Valuator Moderate (50%-70%) RMS
(Service Class)
Calendar Year Total Returns
0.25
0.2
0.15
0.1
0.05
0
-0.05
-0.1
17.29%
5.23%
-0.61%
6.74%
16.27%
-7.68%
20.42%
15.84%
2013
2014
2015
2016
2017
2018
2019
2020

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 17.46% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -17.50% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

47

Average Annual Total Return as of December 31, 2020

The E-Valuator Moderate (50%-70%) RMS Fund – Service Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	15.84%	9.83%	8.73%
Return After Taxes on Distributions(1)	14.55%	8.03%	7.72%
Return After Taxes on Distributions and Sale of Fund Shares(1)	9.66%	7.00%	6.64%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.26%	12.94%	12.13%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, founded the Adviser in 2016, and has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

48

FUND SUMMARY – The E-Valuator Growth (70%-85%) RMS Fund

Investment Objective

The E-Valuator Growth (70%-85%) RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Service Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.45%
Distribution (12b-1) and Service Fees	None
Other Expenses(2)	0.23%
Acquired Fund Fees and Expenses	0.20%
Total Annual Fund Operating Expenses(2)	0.88%
Fee Waivers and/or Expense Reimbursements(1)	(0.07%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	0.81%

(1)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2022.

(2)	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.

49

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Service Class	$83	$274	$481	$1,078

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 350.90% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a growth-oriented investor. This is identified by standard deviations that are slightly greater than that of a moderate risk investor, but less than those of an aggressive growth investor. The standard deviation goal for the Fund is to average between 8% to 11% over a 3-year timeframe or a 5-year timeframe.

50

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted standard deviation goals. The Fund will generally allocate 15%-30% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 70%-85% of the Fund’s assets will generally be allocated to equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and ‘Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation into “Core” holdings is achieved by investing a portion of the Fund’s assets into Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation into “Satellite” holdings is accomplished by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between Foreign and Domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Fund will allocate a portion of the allocation into active management, also referred to as “Satellite”.

51

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

52

Suitable Investor: A suitable investor for this Fund would be an individual/entity that is tolerant to the daily fluctuations of the stock market (market risk), seeks growth, and has a small desire for the generation of interest income.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

53

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

54

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

55

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

56

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited.

Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

57

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18, The E-Valuator Growth Risk Managed Strategy (i.e., the predecessor fund), which was terminated by its Trustee on May 26, 2016. Prior to its termination, Mr. Kevin Miller served as portfolio manager of the predecessor fund. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the 1940 Act, and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

58

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

E-Valuator Growth (70%-85%) RMS
(Service Class)
Calendar Year Total Returns
0.3
0.25
0.2
0.15
0.1
0.05
0
-0.05
-0.1
-0.15
25.30%
5.35%
-0.52%
7.57%
19.08%
-9.35%
22.63%
20.19%
2013
2014
2015
2016
2017
2018
2019
2020

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 21.02% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -19.30% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

59

Average Annual Total Return as of December 31, 2020

The E-Valuator Growth (70%-85%) RMS Fund – Service Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	20.19%	11.35%	10.49%
Return After Taxes on Distributions(1)	17.84%	9.26%	9.32%
Return After Taxes on Distributions and Sale of Fund Shares(1)	12.29%	8.13%	8.09%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.26%	12.94%	12.13%

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, founded the Adviser in 2016, and has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

60

FUND SUMMARY – The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Investment Objective

The E-Valuator Aggressive Growth (85%-99%) RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks to provide growth of principal within the stated asset allocation range.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Service Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.45%
Distribution (12b-1) and Service Fees	None
Other Expenses(2)	0.25%
Acquired Fund Fees and Expenses	0.20%
Total Annual Fund Operating Expenses(2)	0.90%
Fee Waivers and/or Expense Reimbursements(1)	(0.07%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	0.83%
(1)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2022.

(2)	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.

61

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Service Class	$85	$280	$492	$1,101

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 325.58% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annualized performance fluctuation within standard deviation parameters that would be suitable for an aggressive growth-oriented investor, therefore being the most volatile investment of the funds within the family of funds comprising the E-Valuator Funds. The standard deviation goal for the Fund is to average between 9.5% to 13.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted standard deviation goals. The Fund will generally allocate 1%-15% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 85%-99% of the Fund’s assets will generally be allocated to equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market equity category by Morningstar, Inc.

62

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holding. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aide in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and ‘Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between Foreign and Domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

63

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place increased emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that is tolerant to the daily fluctuations of the stock market (market risk), and is seeking growth.

64

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

65

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

66

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

67

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

68

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

69

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18, The E-Valuator Aggressive Growth Risk Managed Strategy (i.e., the predecessor fund), which was terminated by its Trustee on May 26, 2016. Prior to its termination, Mr. Kevin Miller served as portfolio manager of the predecessor fund. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the 1940 Act, and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

70

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 21.93% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -22.02% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

71

Average Annual Total Return as of December 31, 2020

The E-Valuator Aggressive Growth (85%-99%) RMS Fund – Service Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	19.89%	11.68%	10.60%
Return After Taxes on Distributions(1)	18.57%	9.98%	9.64%
Return After Taxes on Distributions and Sale of Fund Shares(1)	11.95%	8.54%	8.25%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.26%	12.94%	12.13%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, founded the Adviser in 2016, and has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

72

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Funds on days when the New York Stock Exchange (“NYSE”) is open for regular trading through a financial advisor, by mail (addressed to the appropriate E-Valuator Fund, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235), by wire, or by calling the Funds toll free at 888-507-2798. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into a Fund is $10,000 for Service Class shares. Subsequent investments must be in amounts of $100 or more Service Class shares. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans and individual retirement accounts.

Tax Information

Each Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Funds over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

The Funds’ investment objectives are as following:

●	The E-Valuator Very Conservative (0%-15%) RMS (Risk-Managed Strategy) Fund seeks as a primary objective to provide income and as a secondary objective stability of principal.

●	The E-Valuator Conservative (15%-30%) RMS (Risk-Managed Strategy) Fund seeks to provide income but will at times seek growth and income within the stated asset allocation range.

●	The E-Valuator Conservative/Moderate (30%-50%) RMS (Risk-Managed Strategy) Fund seeks to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.

●	The E-Valuator Moderate (50%-70%) RMS (Risk-Managed Strategy) Fund seeks to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.

73

●	The E-Valuator Growth (70%-85%) RMS (Risk-Managed Strategy) Fund seeks to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.

●	The E-Valuator Aggressive Growth (85%-99%) RMS (Risk-Managed Strategy) Fund seeks to provide growth of principal within the stated asset allocation range.

Each Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

In the remaining portion of this prospectus, each of the above-mentioned mutual funds may be referred to generally as a “Fund” or collectively, as the “Funds”.

The E-Valuator Funds were designed to provide investors with the ease and efficiency of investing with money managers in an asset allocation that is suitable to the investor’s particular risk temperament. The Adviser of The E-Valuator Funds determines the selection of the Underlying Funds and the asset allocations. The Adviser makes adjustments to the Underlying Funds and asset allocations based on market conditions and performance standards. In addition to the aforementioned asset allocation and management services, the allocations inside each of The E-Valuator Funds are continually monitored and generally rebalanced back to the original allocation whenever a Fund experiences more than a 10% dispersion from the original allocation. Rebalancing is an industry accepted practice of forcing the asset management team to “lock-in gains” from stronger performing holdings, while re-investing those gains into holdings that have been out of favor with current market conditions. Rebalancing inside The E-Valuator Funds generally occurs whenever the actual balance of an Underlying Fund expressed as a percentage of the total assets differs (either above or below) from the asset allocation percentage by more than 10%. For instance, if an E-Valuator Fund has a 15% allocation to Intermediate Term Bonds (the sector), and the actual balance of the Intermediate Term Bond sector expressed as a percentage of the Fund’s total assets is 18%, a rebalancing would be signaled because 18% exceeds the asset allocation of 15% by more than 10%. A liquidation of the 3% excess amount (18% - 15% = 3%) would be automatically executed and re-invested into the other holdings bringing the Fund’s account balances back in alignment with the original asset allocation percentages. It is common for rebalancing to be considered a methodology for increasing performance while minimizing volatility.

ADDITIONAL INFORMATION ABOUT RISK

It is important that you closely review and understand the risks of investing in the Fund. References herein to “the Fund” are to any one of the Funds generally. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund. Insofar as a Fund invests in Underlying Funds, it may be directly subject to the risks described in this section of the prospectus.

74

All Funds.

Management Risk. The Funds are subject to management risk as actively-managed investment portfolios. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Risk. The Funds will incur higher and duplicative expenses when they invest in Underlying Funds. There is also the risk that the Funds may suffer losses due to the investment practices of the Underlying Funds. When the Funds invest in an underlying mutual fund or ETF, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of a Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Funds invest in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Funds. As a result, the Funds’ shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Funds are not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Funds have no control over the investments and related risks taken by the underlying funds in which it invests. The 1940 Act and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and securities of other investment companies will be acquired by the Fund subject to such conditions.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Funds invest in inverse or leveraged ETFs, the value of a Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

75

Index Management Risk. To the extent the Funds invest in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Market Risk. The prices of securities held by the Funds may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Funds may involve large price swings and potential for loss. Investors in the Funds should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Equity Risk. To the extent the Funds invest in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Funds invest in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Funds (other than The E-Valuator Very Conservative (0%-15%) RMS Fund) invest in Underlying Funds that invest in small- and mid-cap companies, the Funds will be subject to additional risks. These include: (1) the earnings and prospects of smaller companies are more volatile than larger companies; (2) smaller companies may experience higher failure rates than do larger companies; (3) the trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies; and (4) smaller companies may have limited markets, product lines or financial resources and may lack management experience.

76

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Funds’ shares.

Portfolio Turnover Risk. The Funds’ investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. To the extent the Funds (other than The E-Valuator Very Conservative (0%-15%) RMS Fund) invest in Underlying Funds that invest in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Funds (other than The E-Valuator Very Conservative (0%-15%) RMS Fund) invest in Underlying Funds that invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Funds may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Funds’ income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

77

Prepayment Risk. Certain types of fixed income securities such as mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Funds’ income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Funds invest in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Funds may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment, which will affect the Funds’ return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. The Underlying Funds in the Funds’ portfolio may utilize derivatives, such as futures contracts, put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, an Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Funds’ use of derivatives may magnify losses.

78

If the Underlying Funds are not successful in employing such instruments in managing its portfolio, the Funds’ performance will be worse than if it did not invest in Underlying Funds employing such strategies. Successful use by an Underlying Fund of derivatives will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Funds’ expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

With respect to fixed income securities, an Underlying Fund may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined. Because interest rates have declined, the Underlying Funds may have to reinvest the proceeds in bonds with lower interest rates, which can reduce the Underlying Funds’ and the Funds’ returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Funds must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Funds’ investments in ETFs that invest in physical commodities may make it more difficult for the Funds to meet these requirements. If, in any year, a Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce a Fund’s net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on the Funds and their shareholders. In such case, distributions to shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders, and (ii) for the dividends-received deduction in the case of corporate shareholders, provided certain holding period requirements are satisfied. In such circumstances, the Funds could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special treatment.

79

Passive Investment Risk. The “Core” portion of each Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Funds do not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Funds’ performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Health Crisis Risk. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus, was first detected in China in December 2019 and spread globally. As of the date of this prospectus, this outbreak has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, disruptions in markets, lower consumer demand, layoffs, defaults and other significant economic impacts, as well as general concern and uncertainty. These types of market disruptions may adversely impact the Funds’ investments, including impairing hedging activity to the extent the Fund engages in such activity, as expected correlations between related markets or instruments may no longer apply. In addition, to the extent the Fund invests in short-term instruments that have negative yields, the Funds’ value may be impaired as a result. Any suspension of trading in markets in which a Fund invests will have an impact on the Fund and its investments and will impact the Fund’s ability to purchase or sell securities in those markets. The impact of this outbreak has adversely affected the economies of many nations and the entire global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. The duration of the outbreak and its effects cannot be determined with any certainty.

In the past, governmental and quasigovernmental authorities and regulators throughout the world have responded to major economic disruptions with a variety of fiscal and monetary policy changes, including direct capital infusions into companies and other issuers, new monetary policy tools, and lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect the Fund’s investments.

The outbreak could also impair the information technology and other operational systems upon which the Funds’ service providers rely and could otherwise disrupt the ability of employees of the Funds’ service providers to perform critical tasks relating to the Fund. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. Public health crises may exacerbate other pre-existing political, social, and economic risks in certain countries or globally.

80

Temporary Investments. To respond to adverse market, economic, political or other conditions, the Funds may invest up to 100% of their total assets, without limitation, in high-quality short-term debt securities.  These short-term debt securities include: treasury bills, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  While the Funds are in a defensive position, the opportunity to achieve their respective investment objectives will be limited.  The Funds may also invest a substantial portion of their respective assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When the Funds take such a position, they may not achieve their investment objectives.

MANAGEMENT

The Investment Adviser. Systelligence, LLC (the "Adviser"), 7760 France Avenue South, Ste. 620, Bloomington, MN, 55435, serves as investment adviser to each Fund. The Adviser was founded in 2016 and is controlled by Kevin Miller. Mr. Collin John Miller owns 25% of the Adviser and the remaining ownership is held by Mr. Tyler Jordan Miller and Mr. Jacob Robert Miller, who are each related to Mr. Kevin Miller. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Funds' investment portfolios. The Adviser is responsible for selecting each Fund's investments according to the Fund's investment objective, policies and restrictions. As of the date of this prospectus, the Adviser manages only The E-Valuator Funds. As of December 31, 2020, the Adviser had approximately $713 million in assets under management.

For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of each Fund’s average daily net assets at the rate of 0.45%. For the fiscal year ended September 30, 2020, the Adviser received investment advisory fees from The E-Valuator Very Conservative (0%-15%) RMS Fund, The E-Valuator Conservative (15%-30%) RMS Fund, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund, The E-Valuator Growth (70%-85%) RMS Fund, and The E-Valuator Aggressive Growth (85%-99%) RMS Fund at the annual rate of 0.38%, respectively, of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee with respect to each Fund to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of each of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by each Fund within three years following the date that such waiver was made or such expense was incurred, provided that the particular Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2022 except pursuant to mutual consent between the Board of Trustees and the Adviser or in the event that the advisory agreement is terminated.

81

A discussion regarding the basis for the most recent approval by the Board of Trustees of the investment advisory agreement for the Funds is available in the Funds’ annual report for the year ended September 30, 2020.

The Portfolio Manager

The Funds are managed on a day-to-day basis by Kevin Miller.

Mr. Miller created and began managing risk managed strategies for individual and corporate clients in 1997. His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments. In 2012, Kevin successfully launched a series of Risk Managed collective investment funds that provided investment management services to thousands of investors and had over $500 million in assets. As the representative of the sub-advisor to the collective investment funds that were the predecessor funds to the Funds, Mr. Miller practiced the concept of selecting managers that have below average expense ratios, with below average volatility, and consistently above average returns relative to the average of their respective peers (per Morningstar, Inc.) and is the recipe to Mr. Miller’s success.

In addition to founding Systelligence, LLC, the Adviser to the Funds, Mr. Miller is the owner of Fringe Benefits Design of MN, Inc, a recordkeeping and administration company providing services to qualified plans (401k, 403b, profit sharing, etc.) and individual retirement accounts (IRAs).  Mr. Miller has owned Fringe Benefits Design of MN, Inc, for more than twenty years. Mr. Miller is the creator and majority owner of E-Valuator, LLC, an investment analytical software company that specializes in the selection and monitoring processes of mutual funds and ETFs.  Mr. Miller is the creator and owner of SIIMPL, LLC, an SEC registered investment advisor. SIIMPL provides a software application that provides customized target-date strategies for other advisory firms and their clients.  Mr. Miller is the owner of FBD Asset Mgmt., LLC, an SEC registered investment advisory firm.  It is through FBD Asset Mgmt. that Mr. Miller works with a select number of clients on a direct basis, both individuals and corporations, regarding the selection of money managers and asset allocation suitability.

The Funds’ Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Funds.

The Trust

The Funds are each series of the World Funds Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise the operations of the Funds according to applicable state and federal law, and the Trustees are responsible for the overall management of the Funds’ business affairs.

82

Other Expenses

In addition to the investment advisory fees, the Funds pay all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Complete holdings (as of the dates of such reports) are available in reports on Form N-PORT and Form N-CSR, and were previously available in reports on Form N-Q, filed with the Securities and Exchange Commission (the “SEC”).

HOW TO BUY SHARES

You may purchase shares of the Funds through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Funds’ principal underwriter (the “Distributor”) to sell shares of the Funds (collectively, “Financial Intermediaries”). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling the Funds toll free at 888-507-2798. Financial Intermediaries may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Funds as the policies and procedures may be different. The price you pay for a share of a Fund is the net asset value next determined upon receipt by the Transfer Agent or financial intermediary. The Funds will be deemed to have received your purchase or redemption order when the Financial Intermediary receives the order. Such Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.

Certain Financial Intermediaries may have agreements with the Funds that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the Financial Intermediary must send your payment to the Funds by the time the Funds price their shares on the following business day.

The Funds are not responsible for ensuring that a Financial Intermediary carries out its obligations. You should look to the Financial Intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Funds.

83

Minimum Investments. The minimum initial investment for Service Class shares is $10,000. Subsequent investments must be in amounts of $100 or more. The Trust may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Customer Identification Program. Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

Name;

Date of birth (for individuals);

Residential or business street address (although post office boxes are still permitted for mailing); and

Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the net asset value or “NAV” next calculated after the account is closed.

Purchases by Mail. For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to Commonwealth Fund Services, Inc. (the “Transfer Agent”), each Fund’s transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the respective Fund. When you buy shares, be sure to specify the Fund and class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire. You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Funds toll free at 888-507-2798 or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Funds’ records. You will not have access to your shares until the purchase order is completed in good form, which includes the receipt of completed account information by the Transfer Agent. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

84

Purchases by Telephone. You may also purchase shares by telephone, by contacting the Funds toll free at 888-507-2798 or the Transfer Agent at (800) 628-4077.

Other Purchase Information. You may purchase and redeem Fund shares, or exchange shares of the Funds for those of another, by contacting any broker authorized by the Distributor to sell shares of the Funds, by contacting the Funds toll free at 888-507-2798 or by contacting the Transfer Agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Funds’ shares, depending on your arrangement with the broker.

HOW TO SELL SHARES

The Funds’ procedure is to redeem shares at the NAV next determined after the Transfer Agent or authorized Financial Intermediary receives the redemption request in proper form. Payment of redemption proceeds will be made promptly, as instructed by check, wire or automated clearing house (ACH) but no later than the seventh calendar day following the receipt of the request in proper form. The Funds may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances, you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

The Funds typically expect to meet redemption requests through cash holdings or cash equivalents and anticipates using these types of holdings on a regular basis. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

To the extent cash holdings or cash equivalents are not available to meet redemption requests, the Funds will meet redemption requests by either (i) rebalancing their overweight securities or (ii) selling portfolio assets. In addition, if the Fund determine that it would be detrimental to the best interest of the Funds’ remaining shareholders to make payment in cash, the Funds may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

If you sell your shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Funds determine that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Funds receive a completed account application for the account to permit the Funds to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

85

Redemption by Mail. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: the name of the Fund, Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Funds. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption by Telephone. You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge to shareholders for redemptions by telephone. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

Redemption by Wire. If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Funds will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. There is no charge to shareholders for redemptions by wire.

Redemption in Kind. The Funds typically expect to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Adviser believes it is in the best interest of a Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian to the extent such arrangements are in place with the custodian. In addition to paying redemption proceeds in cash, the Funds reserve the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” While the Funds do not intend, under normal circumstances, to redeem their shares by payment in kind, it is possible that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund, either through the distribution of selected individual portfolio securities or a pro-rata distribution of all portfolio securities held by the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing a Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net assets at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at a Fund’s election. The Funds’ methods of satisfying shareholder redemption requests will normally be used during both regular and stressed market conditions.

86

GENERAL INFORMATION

Signature Guarantees. To help protect you and the Funds from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form. Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received by the Funds.

Small Account Balances. If the value of your account falls below the minimum account balance of $1,000, the Funds may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Funds may close your account and send you the proceeds. The Funds will not close your account if it falls below this amount solely as a result of Fund performance. Please check with your Financial Intermediary concerning required minimum account balances. You should note that should a redemption occur with regards to a non-retirement account, such redemption would be subject to taxation. Please refer to the section entitled “Dividends, Distributions and Taxes” below.

87

In the event that a shareholder’s account falls below the stated minimums below due to market fluctuation, the Funds will not redeem the account. You should note that should a voluntary redemption occur with regards to a non-retirement account, such redemption would be subject to taxation. Please refer to the section entitled Dividends, Distributions and Taxes below.

Automatic Investment Plan. Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, you may exchange all or a portion of your shares in the Funds for shares of the same class of certain other funds of the Trust managed by the Adviser having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. An exchange is treated as a redemption and purchase and may result in realization of a taxable gain or loss on the transaction. You won’t pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you will pay a deferred sales charge based on the date you bought the original shares you exchanged. As of the date of this Prospectus, the Adviser manages 6 funds in the Trust.

Frequent purchases and redemptions (“Frequent Trading”) (as discussed below) can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, the Funds would be unable to invest the money effectively in accordance with their investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Funds’ assets or detects a pattern of exchange requests that coincides with a “market timing” strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares. If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See “Signature Guarantees”); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports. Each time you purchase, redeem or transfer shares of the Funds, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

88

Shareholder Communications. The Funds may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Funds send these documents to each shareholder individually by calling the Funds toll free at 888-507-2798.

General. The Funds will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions. Dividends from net investment income, if any, are declared and paid annually for the Funds. The Funds intend to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the applicable Funds, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Funds shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend”. To avoid buying a dividend, check the Funds’ distribution schedule before you invest.

Taxes. In general, the Funds distributions are taxable to you as ordinary income, qualified dividend income, or capital gain. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gain the Funds distribute are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gain of the Funds) will generally be taxable to you as ordinary income, except that distributions that are designated as “qualified dividend income” will be taxable at the rates applicable to long-term capital gain. Every January, you will receive a Form 1099 that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Funds, you will generally have a capital gain or loss. For tax purposes, an exchange of your shares of the Funds for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

89

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

By law, the Funds must withhold 24% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the “IRS”) has notified you that you are subject to backup withholding and instructs the Funds to do so.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds have chosen average cost as its standing (default) tax lot identification method for all shareholders. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Possible Tax Law Changes. At the time that this prospectus is being prepared, the coronavirus (COVID-19) is affecting the United States. Various administrative and legislative changes to the federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

NET ASSET VALUE

Each Fund’s share price, called the NAV per share, is determined as of the close of trading on the NYSE (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the “Valuation Time”). As of the date of this prospectus, the Funds have been informed that the NYSE observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of a Fund’s investments and other assets attributable to the Fund’s Service Class shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes’ shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of a Fund, the NAV of the different classes may vary. Because the Funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Funds do not price their shares, the value of the securities held in the Funds may change on days when you will not be able to purchase or redeem Fund shares.

90

Shares of the Funds are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of a Fund’s shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of the Funds held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

Each Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing.

91

SHARE CLASS ALTERNATIVES

The Funds offer investors one class of shares through this prospectus. The Funds offer R4 Class shares through another prospectus which may be obtained by calling 888-507-2798. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Service Class Shares

Service Class shares are offered with no front-end or contingent deferred sales charge.

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Adviser of the Funds’ portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Funds may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Funds. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Funds under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve-month period. Shareholders exceeding four round-trips will be investigated by the Funds and if, as a result of this monitoring, the Funds believe that a shareholder has engaged in frequent trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with the Funds under the same taxpayer identification number shall be precluded from investing in the Funds (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Funds before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

92

These policies and procedures will be applied uniformly to all shareholders and, subject to certain permissible exceptions as described above, the Funds will not accommodate abusive Frequent Trading. The policies also apply to any account, whether an individual account or accounts with Financial Intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Funds. Accordingly, the ability of the Funds to monitor and detect Frequent Trading activity through omnibus accounts may be more limited and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Funds will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act that require sharing of information about you and your account, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

If the Funds identify that excessive short-term trading is taking place in a participant-directed employee benefit plan account, the Funds or their Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Funds to close the account of an entire plan due to the activity of a limited number of participants. However, the Funds will take such actions as deemed appropriate in light of all the facts and circumstances.

The Funds’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Funds are unable to detect and deter trading abuses, the Funds’ performance, and its long-term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

DISTRIBUTION ARRANGEMENTS

The Funds are offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

93

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the periods presented. Certain information reflects financial results for a single Share. The total returns in the tables represent the rate that an investor would have earned [or lost] on an investment in Service Class shares of the Funds (assuming reinvestment of all dividends and distributions). The financial highlights for the periods presented have been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose unqualified report thereon, along with the Funds’ financial statements, are included in the Funds’ Annual Report to Shareholders (the “Annual Report”) and are incorporated by reference into the SAI. Copies of the Annual Report and the SAI may be obtained at no charge by calling 1-800-507-2798.

94

THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Service Class Shares (D)
	For the years ended September 30,				For the period May 26, 2016* to
	2020	2019	2018	2017	September 30, 2016

Net asset value, beginning of period	$10.39	$10.51	$10.55	$10.15	$10.00
Investment activities
Net investment income (loss) (A)	0.23	0.27	0.29	0.22	0.03
Net realized and unrealized gain (loss) on investments	0.16	0.11	0.01	0.26	0.12
Total from investment activities	0.39	0.38	0.30	0.48	0.15

Distributions
Net investment income	(0.31)	(0.39)	(0.26)	(0.07)	—
Net realized gain	—	(0.11)	(0.08)	(0.01)	—
Total distributions	(0.31)	(0.50)	(0.34)	(0.08)	—

Net asset value, end of period	$10.47	$10.39	$10.51	$10.55	$10.15

Total Return **	3.81%	4.02%	2.84%	4.73%	1.50%
Ratios/Supplemental Data
Ratio to average net assets *** (B)
Total expenses	1.11%	0.93%	0.90%	0.89%	0.84%
Expenses net of fee waiver	0.80%	0.80%	0.80%	0.80%	0.68%
Net investment income (loss) (C)	2.26%	2.69%	2.78%	2.14%	0.94%
Portfolio turnover rate **	302.98%	319.48%	389.21%	189.64%	12.66%
Net assets, end of period (000’s)	$7,772	$6,156	$10,420	$11,693	$8,834

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date
**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
***	Ratio to average net assets have been annualized for periods less than one year.

95

THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Service Class Shares (D)

	For the years ended September 30,				For the period May 26, 2016* to
	2020	2019	2018	2017	September 30, 2016

Net asset value, beginning of period	$10.60	$10.91	$10.84	$10.25	$10.00
Investment activities
Net investment income (loss) (A)	0.20	0.28	0.29	0.25	0.05
Net realized and unrealized gain (loss) on investments	0.35	0.06	0.30	0.45	0.20
Total from investment activities	0.55	0.34	0.59	0.70	0.25

Distributions
Net investment income	(0.38)	(0.33)	(0.30)	(0.09)	—
Net realized gain	(0.01)	(0.32)	(0.22)	(0.02)	—
Total distributions	(0.39)	(0.65)	(0.52)	(0.11)	—

Net asset value, end of period	$10.76	$10.60	$10.91	$10.84	$10.25

Total Return **	5.36%	3.81%	5.57%	6.83%	2.50%
Ratios/Supplemental Data
Ratio to average net assets *** (B)
Total expenses	0.94%	0.76%	0.71%	0.73%	0.80%
Expenses net of fee waiver	0.80%	0.69%	0.64%	0.64%	0.64%
Net investment income (loss) (C)	1.94%	2.74%	2.68%	2.37%	1.54%
Portfolio turnover rate **	328.64%	353.91%	321.58%	142.99%	10.57%
Net assets, end of period (000’s)	$43,116	$45,488	$47,832	$44,436	$23,476

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date
**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
***	Ratio to average net assets have been annualized for periods less than one year.

96

THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Service Class Shares (D)

	For the years ended September 30,				For the period May 26, 2016* to
	2020	2019	2018	2017	September 30, 2016

Net asset value, beginning of period	$10.15	$10.61	$11.01	$10.28	$10.00
Investment activities
Net investment income (loss) (A)	0.17	0.20	0.15	0.29	0.08
Net realized and unrealized gain (loss) on investments (^)	0.45	0.01	0.25	0.58	0.20
Total from investment activities	0.62	0.21	0.40	0.87	0.28

Distributions
Net investment income	(0.13)	(0.12)	(0.38)	(0.11)	—
Net realized gain	—	(0.55)	(0.42)	(0.03)	—
Total distributions	(0.13)	(0.67)	(0.80)	(0.14)	—

Net asset value, end of period	$10.64	$10.15	$10.61	$11.01	$10.28

Total Return **	6.20%	2.77%	3.66%	8.64%	2.80%
Ratios/Supplemental Data
Ratio to average net assets *** (B)
Total expenses	1.09%	0.97%	0.81%	0.87%	0.88%
Expenses net of fee waiver	0.80%	0.80%	0.73%	0.80%	0.72%
Net investment income (loss) (C)	1.66%	2.07%	1.43%	2.74%	2.17%
Portfolio turnover rate **	280.35%	328.96%	236.79%	158.01%	2.07%
Net assets, end of period (000’s)	$18,658	$13,059	$12,684	$14,291	$5,764

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
(^)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the share transactions for the period.
*	Inception date
**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
***	Ratio to average net assets have been annualized for periods less than one year.

97

THE E-VALUATOR MODERATE (50%-70%) RMS FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Service Class Shares (D)

	For the years ended September 30,				For the period May 26, 2016* to
	2020	2019	2018	2017	September 30, 2016

Net asset value, beginning of period	$10.76	$11.75	$11.52	$10.37	$10.00
Investment activities
Net investment income (loss) (A)	0.16	0.20	0.20	0.20	0.07
Net realized and unrealized gain (loss) on investments (^)	0.71	(0.22)	0.86	1.05	0.30
Total from investment activities	0.87	(0.02)	1.06	1.25	0.37

Distributions
Net investment income	(0.29)	(0.24)	(0.22)	(0.08)	—
Net realized gain	—	(0.73)	(0.61)	(0.02)	—
Total distributions	(0.29)	(0.97)	(0.83)	(0.10)	—

Net asset value, end of period	$11.34	$10.76	$11.75	$11.52	$10.37

Total Return **	8.17%	1.09%	9.61%	12.15%	3.70%
Ratios/Supplemental Data
Ratio to average net assets *** (B)
Total expenses	0.90%	0.70%	0.67%	0.68%	0.78%
Expenses net of fee waiver	0.80%	0.63%	0.59%	0.59%	0.62%
Net investment income (loss) (C)	1.50%	1.95%	1.75%	1.88%	1.99%
Portfolio turnover rate **	333.55%	315.77%	302.71%	137.57%	12.39%
Net assets, end of period (000’s)	$134,479	$145,402	$151,866	$133,156	$56,321

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
(^)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the share transactions for the period.
*	Inception date
**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
***	Ratio to average net assets have been annualized for periods less than one year.

98

THE E-VALUATOR GROWTH (70%-85%) RMS FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Service Class Shares (D)

	For the years ended September 30,				For the period May 26, 2016* to
	2020	2019	2018	2017	September 30, 2016

Net asset value, beginning of period	$10.67	$11.95	$11.90	$10.44	$10.00
Investment activities
Net investment income (loss) (A)	0.13	0.17	0.16	0.16	0.06
Net realized and unrealized gain (loss) on investments	1.08	(0.41)	1.08	1.38	0.38
Total from investment activities	1.21	(0.24)	1.24	1.54	0.44

Distributions
Net investment income	(0.16)	(0.19)	(0.20)	(0.06)	—
Net realized gain	—	(0.85)	(0.99)	(0.02)	—
Total distributions	(0.16)	(1.04)	(1.19)	(0.08)	—

Net asset value, end of period	$11.72	$10.67	$11.95	$11.90	$10.44

Total Return **	11.49%	(0.62%)	11.02%	14.89%	4.40%
Ratios/Supplemental Data
Ratio to average net assets *** (B)
Total expenses	0.89%	0.69%	0.66%	0.68%	0.78%
Expenses net of fee waiver	0.80%	0.62%	0.58%	0.59%	0.62%
Net investment income (loss) (C)	1.23%	1.67%	1.34%	1.49%	1.74%
Portfolio turnover rate **	350.90%	312.63%	285.36%	125.32%	14.33%
Net assets, end of period (000’s)	$215,221	$206,037	$226,003	$193,831	$84,635

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date
**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
***	Ratio to average net assets have been annualized for periods less than one year.

99

THE E-VALUATOR AGGRESSIVE GROWTH (85%-99%) RMS FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Service Class Shares (D)

	For the years ended September 30,				For the period May 26, 2016* to
	2020	2019	2018	2017	September 30, 2016

Net asset value, beginning of period	$11.08	$12.30	$12.12	$10.48	$10.00
Investment activities
Net investment income (loss) (A)	0.11	0.14	0.11	0.12	0.05
Net realized and unrealized gain (loss) on investments	1.10	(0.56)	1.22	1.59	0.43
Total from investment activities	1.21	(0.42)	1.33	1.71	0.48

Distributions
Net investment income	(0.05)	(0.13)	(0.16)	(0.05)	—
Net realized gain	(0.06)	(0.67)	(0.99)	(0.02)	—
Total distributions	(0.11)	(0.80)	(1.15)	(0.07)	—

Net asset value, end of period	$12.18	$11.08	$12.30	$12.12	$10.48

Total Return **	11.01%	(2.27%)	11.51%	16.40%	4.80%
Ratios/Supplemental Data
Ratio to average net assets *** (B)
Total expenses	0.90%	0.72%	0.69%	0.71%	0.81%
Expenses net of fee waiver	0.80%	0.65%	0.61%	0.62%	0.65%
Net investment income (loss) (C)	1.01%	1.27%	0.93%	1.07%	1.48%
Portfolio turnover rate **	325.58%	281.73%	298.25%	144.83%	10.24%
Net assets, end of period (000’s)	$105,095	$82,222	$78,594	$56,415	$12,459

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date
**	Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.
***	Ratio to average net assets have been annualized for periods less than one year.

100

FOR MORE INFORMATION

You will find more information about the Funds in the following documents:

Each Fund’s annual and semi-annual reports will contain more information about the Funds. Each Fund’s annual report will contain a discussion of the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

For more information about the Funds, you may wish to refer to the Funds’ SAI dated January 31, 2021, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Funds toll free at 888-507-2798, by e-mail at: mail@ccofva.com or on the Funds’ website at www.evaluatorfunds.com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Reports and other information regarding the Funds are available in the EDGAR Database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(Investment Company Act File No. 811-22172)

101

The E-Valuator Funds*

PROSPECTUS

January 31, 2021

(Revised February 9, 2021)

The E-Valuator Very Conservative (0%-15%) RMS Fund

R4 Class Shares (EVVCX)

The E-Valuator Conservative (15%-30%) RMS Fund

R4 Class Shares (EVFCX)

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

R4 Class Shares (EVFTX)

The E-Valuator Moderate (50%-70%) RMS Fund

R4 Class Shares (EVFMX)

The E-Valuator Growth (70%-85%) RMS Fund

R4 Class Shares (EVGRX)

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

R4 Class Shares (EVFGX)

*Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

This prospectus describes The E-Valuator Funds (the “Funds”). The E-Valuator Funds are each authorized to offer 2 classes of shares, one of which is offered by this prospectus.

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request. You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all funds held with the fund complex or your financial intermediary.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY – The E-Valuator Very Conservative (0%-15%) RMS Fund

Investment Objective

The E-Valuator Very Conservative (0%-15%) RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks as a primary objective to provide income and as a secondary objective stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	R4 Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee (1)	0.45%
Distribution (12b-1) and Service Fees	0.25%
Other Expenses(2)	0.44%
Acquired Fund Fees and Expenses	0.17%
Total Annual Fund Operating Expenses(2)	1.31%
Fee Waivers and/or Expense Reimbursements(1)	(0.09%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.22%

(1)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2022.

(2)	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
R4 Class	$124	$406	$710	$1,571

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 302.98% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name) which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a very conservative investor, that is, an investor anticipating very low fluctuations in annual return on a year-over-year basis. The standard deviation goal for the Fund is to average between 1% to 3.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted standard deviation goals. The Fund will generally allocate 85%-100% of the Fund’s assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining portion of the Fund’s assets (up to 15%) will generally be dedicated to investments in Underlying Funds that focus on investments in equity securities that have the potential of paying dividends on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in “Core” holdings and the remaining amount investing in “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance of the Fund with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into fixed income has been determined, the next step would be to identify the amount allocated between investment grade and hi-yield securities. Once this has been determined, the next decision is to determine the allocation into short term, intermediate term, and long-term securities within each applicable sub-group. When the allocations have been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

The Fund will strive to keep pace with the annualized rate of inflation by allocating assets across multiple fixed income securities (bonds), money markets, as well as a small portion being dedicated to dividend paying large cap domestic stocks. The fixed income (bond) allocations may include, but will not be limited to, short term bonds, intermediate term bonds, long term bonds, corporate bonds, government bonds, high yield bonds, and convertible bonds. The asset allocation mix between money markets, bonds and dividend paying stocks will be done in a manner to keep pace with inflation.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that has very low tolerance to the daily fluctuations of the stock market (market risk), seeks interest income, and has a desire to keep pace with the annualized rate of inflation.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. Within the “Core” component of the Fund’s portfolio, the Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18, The E-Valuator Very Conservative Risk Managed Strategy (i.e., the predecessor fund) which was terminated by its Trustee on May 26, 2016. Prior to its termination, Mr. Kevin Miller served as portfolio manager of the predecessor fund. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the 1940 Act, and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 8.75% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -8.40% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2020

The E-Valuator Very Conservative (0%-15%) RMS Fund – R4 Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	7.69%	4.58%	3.48%
Return After Taxes on Distributions(1)	7.27%	3.71%	2.99%
Return After Taxes on Distributions and Sale of Fund Shares(1)	4.55%	3.17%	2.50%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.50%	4.44%	3.37%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, founded the Adviser in 2016, and has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

FUND SUMMARY – The E-Valuator Conservative (15%-30%) RMS Fund

Investment Objective

The E-Valuator Conservative (15%-30%) RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks to provide income but will at times seek growth and income within the stated asset allocation range.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	R4 Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.45%
Distribution (12b-1) and Service Fees	0.25%
Other Expenses(2)	0.28%
Shareholder Services Plan	0.01%
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses(2)	1.18%
Fee Waivers and/or Expense Reimbursements(1)	(0.07%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.11%

(1)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2022.

(2)	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
R4 Class	$113	$368	$642	$1,426

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 328.64% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name) which, involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a conservative investor, that is, an investor anticipating low fluctuations in annual return on a year-over-year basis. This is identified by standard deviations that are slightly greater than that of a very conservative investor, but less than those of a typical conservative/moderate risk investor. The standard deviation goal for the Fund is to average between 2.5% to 5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted standard deviation goals.

The Fund will generally allocate 70%-85% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 15%-30% of the Fund’s assets will generally be allocated to equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in “Core” holdings and the remaining amount investing in “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance of the Fund with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between Foreign and Domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

The Fund will strive to keep pace with the annualized rate of inflation by allocating assets across multiple fixed income securities (bonds) and money markets, with a small portion being dedicated to dividend paying large cap domestic stocks. The fixed income (bond) allocations may include, but will not be limited to, short term bonds, intermediate term bonds, long term bonds, corporate bonds, government bonds, high yield bonds and convertible bonds. The asset allocation mix between money market, bonds and dividend paying stocks will be done in a manner to keep pace with inflation.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that has a low tolerance to the daily fluctuations of the stock market (market risk), seeks interest income, yet is willing to accept a limited exposure to market risk in an effort to obtain some growth. By maintaining 15% to 30% allocated to equities, this Fund may experience fluctuations in return due to the stock market’s activity, however, since it does not have 100% of its assets invested in equities, the overall impact of the stock market’s fluctuating returns will have a subdued impact on the overall performance of the Fund.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. Within the “Core” component of the Fund’s portfolio, the Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18, The E-Valuator Conservative Risk Managed Strategy (i.e., the predecessor fund) which was terminated by its Trustee on May 26, 2016. Prior to its termination, Mr. Kevin Miller served as portfolio manager of the predecessor fund. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the Act, and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 10.76% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -10.66% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2020

The E-Valuator Conservative (15%-30%) RMS Fund – R4 Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	10.84%	6.60%	5.83%
Return After Taxes on Distributions(1)	10.16%	5.35%	5.13%
Return After Taxes on Distributions and Sale of Fund Shares(1)	6.49%	4.63%	4.34%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.50%	4.44%	3.37%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, founded the Adviser in 2016, and has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

FUND SUMMARY – The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

Investment Objective

The E-Valuator Conservative/Moderate (30%-50%) RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	R4 Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.45%
Distribution (12b-1) and Service Fees	0.25%
Other Expenses(2)	0.44%
Shareholder Services Plan	0.01%
Acquired Fund Fees and Expenses	0.19%
Total Annual Fund Operating Expenses(2)	1.34%
Fee Waivers and/or Expense Reimbursements(1)	(0.10%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.24%

(1)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2022.

(2)	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
R4 Class	$126	$415	$725	$1,604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 280.35% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a conservative/moderate investor. This is identified by standard deviations that are slightly greater than that of a conservative investor, but less than those of a typical moderate risk investor. The standard deviation goal for the Fund is to average between 4% to 6.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted standard deviation goals.

The Fund will generally allocate 50%-70% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 30%-50% of the Fund’s assets will generally be allocated to equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance of the Fund with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between Foreign and Domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that has moderate tolerance to the daily fluctuations of the stock market (market risk) and seeks interest income, but places greater emphasis on the generation of current income than growth of principal.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18, The E-Valuator Tactically Managed Strategy (i.e., the predecessor fund) which was terminated by its Trustee on May 26, 2016. Prior to its termination, Mr. Kevin Miller served as portfolio manager of the predecessor fund. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. Until the Fund’s investment objective and strategies were changed effective January 31, 2019, the investment objective, strategy, policies, guidelines and restrictions of the Fund were, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the 1940 Act, and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 14.25% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -14.75% (quarter ending 03/31/2020).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2020

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund – R4 Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	12.69%	7.37%	5.48%
Return After Taxes on Distributions(1)	12.36%	6.12%	4.79%
Return After Taxes on Distributions and Sale of Fund Shares(1)	7.51%	5.21%	4.04%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.26%	12.94%	12.13%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, founded the Adviser in 2016, and has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

FUND SUMMARY – The E-Valuator Moderate (50%-70%) RMS Fund

Investment Objective

The E-Valuator Moderate (50%-70%) RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	R4 Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.45%
Distribution (12b-1) and Service Fees	0.25%
Other Expenses(2)	0.24%
Shareholder Services Plan	0.01%
Acquired Fund Fees and Expenses	0.20%
Total Annual Fund Operating Expenses(2)	1.15%
Fee Waivers and/or Expense Reimbursements(1)	(0.07%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.08%

(1)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2022.

(2)	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
R4 Class	$110	$358	$626	$1,391

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 333.55% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a moderate risk investor. This is identified by standard deviations that are slightly greater than that of a conservative/moderate investor, but less than those of a typical growth-oriented investor. The standard deviation goal for the Fund is to average between 5.5% to 8.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted standard deviation goals.

The Fund will generally allocate 30%-50% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 50%-70% of the Fund’s assets will generally be allocated to equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market equity category by Morningstar, Inc. Because market conditions may favor one asset class over another (e.g., fixed income securities may be favored over equity securities at any given time), the allocation of the Fund’s assets between fixed income and equity securities may range from 50% to 70% allocated to equities at any given time. The Fund will adjust the allocations between fixed income and equity in an effort to continually meet the overriding strategy of providing both income and growth.  For instance, in periods when interest rates are relatively high the Fund may adjust the allocation to fixed income to compensate for that environment. Whereas, during a period where interest rates are relatively low, the Fund may need to adjust the allocation to fixed income in an inverse manner to compensate for that environment.  In other words, there may be market conditions that warrant allocating more of the Fund’s assets into fixed income, while there may be other market conditions that would warrant allocating more of the Fund’s assets to equity.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and ‘Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between Foreign and Domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place increased emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that is tolerant to the daily fluctuations of the stock market (market risk) and seeks interest income, but places greater emphasis on growth of principal than the generation of current income.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18, The E-Valuator Moderate Risk Managed Strategy (i.e., the predecessor fund) which was terminated by its Trustee on May 26, 2016. Prior to its termination, Mr. Kevin Miller served as portfolio manager of the predecessor fund. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the 1940 Act, and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 17.44% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -17.56% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2020

The E-Valuator Moderate (50%-70%) RMS Fund – R4 Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	15.62%	9.55%	8.46%
Return After Taxes on Distributions(1)	14.34%	7.86%	7.51%
Return After Taxes on Distributions and Sale of Fund Shares(1)	9.53%	6.83%	6.45%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.26%	12.94%	12.13%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, founded the Adviser in 2016, and has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

FUND SUMMARY – The E-Valuator Growth (70%-85%) RMS Fund

Investment Objective

The E-Valuator Growth (70%-85%) RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	R4 Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee (1)	0.45%
Distribution (12b-1) and Service Fees	0.25%
Other Expenses(2)	0.23%
Shareholder Services Plan	0.01%
Acquired Fund Fees and Expenses	0.20%
Total Annual Fund Operating Expenses(2)	1.14%
Fee Waivers and/or Expense Reimbursements(1)	(0.07%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.07%

(1)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2022.

(2)	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
R4 Class	$109	$355	$621	$1,380

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 350.90% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within standard deviation parameters that would be suitable for a growth-oriented investor. This is identified by standard deviations that are slightly greater than that of a moderate risk investor, but less than those of an aggressive growth investor. The standard deviation goal for the Fund is to average between 8% to 11% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted standard deviation goals.

The Fund will generally allocate 15%-30% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 70%-85% of the Fund’s assets will generally be allocated to equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holdings. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and ‘Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation into “Core” holdings is achieved by investing a portion of the Fund’s assets into Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation into “Satellite” holdings is accomplished by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between Foreign and Domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Fund will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that is tolerant to the daily fluctuations of the stock market (market risk), seeks growth, and has a small desire for the generation of interest income.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18, The E-Valuator Growth Risk Managed Strategy (i.e., the predecessor fund) which was terminated by its Trustee on May 26, 2016. Prior to its termination, Mr. Kevin Miller served as portfolio manager of the predecessor fund. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the 1940 Act, and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 21.02% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -19.36% (quarter ending 03/31/2020).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2020

The E-Valuator Growth (70%-85%) RMS Fund – R4 Class	1 Year	5 Year	Since Inception (February 29, 2012)
Return Before Taxes	19.95%	11.05%	10.16%
Return After Taxes on Distributions(1)	17.73%	9.14%	9.08%
Return After Taxes on Distributions and Sale of Fund Shares(1)	12.15%	7.99%	7.86%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.26%	12.94%	12.13%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, founded the Adviser in 2016, and has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

FUND SUMMARY – The E-Valuator Aggressive Growth (85%-99%) RMS Fund

Investment Objective

The E-Valuator Aggressive Growth (85%-99%) RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks to provide growth of principal within the stated asset allocation range.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	R4 Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None
Redemption Fee	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee (1)	0.45%
Distribution (12b-1) and Service Fees	0.25%
Other Expenses(2)	0.25%
Shareholder Services Plan	0.01%
Acquired Fund Fees and Expenses	0.20%
Total Annual Fund Operating Expenses(2)	1.16%
Fee Waivers and/or Expense Reimbursements(1)	(0.07%)
Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.09%

(1)	Systelligence, LLC (the “Adviser”), has contractually agreed to waive its management fee to an annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2022.

(2)	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
R4 Class	$111	$362	$632	$1,403

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2020, the Fund’s portfolio turnover rate was 325.58% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies, including open-end funds, exchange-traded funds (“ETFs”) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that attempts to limit fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility as measured by standard deviation. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative (less volatile), while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annualized performance fluctuation within standard deviation parameters that would be suitable for an aggressive growth-oriented investor, therefore being the most volatile investment of the funds within the family of funds comprising the E-Valuator Funds. The standard deviation goal for the Fund is to average between 9.5% to 13.5% over a 3-year timeframe or a 5-year timeframe.

The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted standard deviation goals. The Fund will generally allocate 1%-15% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 85%-99% of the Fund’s assets will generally be allocated to equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed in the Diversified Emerging Market equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with 20% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holding. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aide in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and ‘Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation to “Core” holdings is achieved by investing a portion of the Fund’s assets in Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Bloomberg Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s “Satellite” component pertains to the portion of the Fund’s asset allocation that is devoted to active management. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation to “Satellite” holdings is achieved by investing a portion of the Fund’s assets in actively managed Underlying Funds. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holdings, while also seeking to enhance the overall performance with Satellite holdings, and thus attempting to deliver above average performance.

The Adviser selects the Fund’s “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that the Adviser believes provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is to determine the allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between Foreign and Domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Adviser will dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise, the Adviser will allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 months, 6 months, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis of each timeframe in the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place increased emphasis on varying timeframes through a variety of market cycles. The Adviser’s asset allocation to both the Core and Satellite components of the Fund will generally be rebalanced when an allocation dispersion exceeding +/- 10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad equity markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs, which are used to manage volatility. A long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser may allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/- 10% is experienced.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-month, 6-month, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading within both its Core and Satellite components in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may, from time to time, focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that is tolerant to the daily fluctuations of the stock market (market risk), and is seeking growth.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18, The E-Valuator Aggressive Growth Risk Managed Strategy (i.e., the predecessor fund) which was terminated by its Trustee on May 26, 2016. Prior to its termination, Mr. Kevin Miller served as portfolio manager of the predecessor fund. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the 1940 Act, and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986 which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 21.78% (quarter ending 6/30/2020) and the Fund’s lowest return for a calendar quarter was -22.04% (quarter ending 3/31/2020).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2020

The E-Valuator Aggressive Growth (85%-99%) RMS Fund – R4 Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	19.52%	11.37%	10.12%
Return After Taxes on Distributions(1)	18.26%	9.80%	9.24%
Return After Taxes on Distributions and Sale of Fund Shares(1)	11.73%	8.35%	7.88%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.26%	12.94%	12.13%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, Chief Executive Officer and Portfolio Manager of the Adviser, founded the Adviser in 2016, and has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries”.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Funds on days when the New York Stock Exchange (“NYSE”) is open for regular trading through a financial advisor, by mail (addressed to the appropriate E-Valuator Fund, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235), by wire, or by calling the Funds toll free at 888-507-2798. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into a Fund is $10,000 for R4 Class shares. Subsequent investments must be in amounts of $100 or more for R4 Class shares. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans and individual retirement accounts.

Tax Information

Each Fund’s distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Funds over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

The Funds’ investment objectives are as following:

●	The E-Valuator Very Conservative (0%-15%) RMS (Risk-Managed Strategy) Fund seeks as a primary objective to provide income and as a secondary objective stability of principal.

●	The E-Valuator Conservative (15%-30%) RMS (Risk-Managed Strategy) Fund seeks to provide income but will at times seek growth and income within the stated asset allocation range.

●	The E-Valuator Conservative/Moderate (30%-50%) RMS (Risk-Managed Strategy) Fund seeks to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.

●	The E-Valuator Moderate (50%-70%) RMS (Risk-Managed Strategy) Fund seeks to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.

●	The E-Valuator Growth (70%-85%) RMS (Risk-Managed Strategy) Fund seeks to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.

●	The E-Valuator Aggressive Growth (85%-99%) RMS (Risk-Managed Strategy) Fund seeks to provide growth of principal within the stated asset allocation range.

Each Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

In the remaining portion of this prospectus, each of the above-mentioned mutual funds may be referred to generally as a “Fund” or collectively, as the “Funds”.

The E-Valuator Funds were designed to provide investors with the ease and efficiency of investing with money managers in an asset allocation that is suitable to the investor’s particular risk temperament. The Adviser of The E-Valuator Funds determines the selection of the Underlying Funds and the asset allocations. The Adviser makes adjustments to the Underlying Funds and asset allocations based on market conditions and performance standards. In addition to the aforementioned asset allocation and management services, the allocations inside each of The E-Valuator Funds are continually monitored and generally rebalanced back to the original allocation whenever a Fund experiences more than a 10% dispersion from the original allocation. Rebalancing is an industry accepted practice of forcing the asset management team to “lock-in gains” from stronger performing holdings, while re-investing those gains into holdings that have been out of favor with current market conditions. Rebalancing inside The E-Valuator Funds generally occurs whenever the actual balance of an Underlying Fund expressed as a percentage of the total assets differs (either above or below) from the asset allocation percentage by more than 10%. For instance, if an E-Valuator Fund has a 15% allocation to Intermediate Term Bonds (the sector), and the actual balance of the Intermediate Term Bond sector expressed as a percentage of the Fund’s total assets is 18%, a rebalancing would be signaled because 18% exceeds the asset allocation of 15% by more than 10%. A liquidation of the 3% excess amount (18% - 15% = 3%) would be automatically executed and re-invested into the other holdings bringing the Fund’s account balances back in alignment with the original asset allocation percentages. It is common for rebalancing to be considered a methodology for increasing performance while minimizing volatility.

ADDITIONAL INFORMATION ABOUT RISK

It is important that you closely review and understand the risks of investing in the Fund. References herein to “the Fund” are to any one of the Funds generally. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund. Insofar as a Fund invests in Underlying Funds, it may be directly subject to the risks described in this section of the prospectus.

All Funds.

Management Risk. The Funds are subject to management risk as actively-managed investment portfolios. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Risk. The Funds will incur higher and duplicative expenses when they invest in Underlying Funds. There is also the risk that the Funds may suffer losses due to the investment practices of the Underlying Funds. When the Funds invest in an underlying mutual fund or ETF, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of a Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Funds invest in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Funds. As a result, the Funds’ shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Funds are not required to hold shares of Underlying Funds for any minimum period, they may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Funds have no control over the investments and related risks taken by the underlying funds in which it invests. The 1940 Act and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and securities of other investment companies will be acquired by the Fund subject to such conditions.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Funds invest in inverse or leveraged ETFs, the value of a Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Funds invest in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Market Risk. The prices of securities held by the Funds may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Funds may involve large price swings and potential for loss. Investors in the Funds should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Equity Risk. To the extent the Funds invest in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Funds invest in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Funds (other than The E-Valuator Very Conservative (0%-15%) RMS Fund) invest in Underlying Funds that invest in small- and mid-cap companies, the Funds will be subject to additional risks. These include: (1) the earnings and prospects of smaller companies are more volatile than larger companies; (2) smaller companies may experience higher failure rates than do larger companies; (3) the trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies; and (4) smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Funds’ shares.

Portfolio Turnover Risk. The Funds’ investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. To the extent the Funds (other than The E-Valuator Very Conservative (0%-15%) RMS Fund) invest in Underlying Funds that invest in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that the Funds (other than The E-Valuator Very Conservative (0%-15%) RMS Fund) invest in Underlying Funds that invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Funds may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Funds’ income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. Certain types of fixed income securities such as mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Funds’ income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Funds invest in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Funds may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment, which will affect the Funds’ return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. The Underlying Funds in the Funds’ portfolio may utilize derivatives, such as futures contracts, put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, an Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Funds’ use of derivatives may magnify losses. If the Underlying Funds are not successful in employing such instruments in managing its portfolio, the Funds’ performance will be worse than if it did not invest in Underlying Funds employing such strategies. Successful use by an Underlying Fund of derivatives will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Funds’ expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

With respect to fixed income securities, an Underlying Fund may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined. Because interest rates have declined, the Underlying Funds may have to reinvest the proceeds in bonds with lower interest rates, which can reduce the Underlying Funds’ and the Funds’ returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

RIC Qualification Risk. To qualify for treatment as a RIC under the Internal Revenue Code of 1986, the Funds must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Funds’ investments in ETFs that invest in physical commodities may make it more difficult for the Funds to meet these requirements. If, in any year, a Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce a Fund’s net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on the Funds and their shareholders. In such case, distributions to shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders, and (ii) for the dividends-received deduction in the case of corporate shareholders, provided certain holding period requirements are satisfied. In such circumstances, the Funds could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special treatment.

Passive Investment Risk. The “Core” portion of each Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Funds do not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Funds’ performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Health Crisis Risk. A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance. An outbreak of an infectious respiratory illness, COVID-19, caused by a novel coronavirus, was first detected in China in December 2019 and spread globally. As of the date of this prospectus, this outbreak has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, disruptions in markets, lower consumer demand, layoffs, defaults and other significant economic impacts, as well as general concern and uncertainty. These types of market disruptions may adversely impact the Funds’ investments, including impairing hedging activity to the extent the Fund engages in such activity, as expected correlations between related markets or instruments may no longer apply. In addition, to the extent the Funds invest in short-term instruments that have negative yields, the Funds’ value may be impaired as a result. Any suspension of trading in markets in which a Fund invests will have an impact on the Fund and its investments and will impact the Fund’s ability to purchase or sell securities in those markets. The impact of this outbreak has adversely affected the economies of many nations and the entire global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. The duration of the outbreak and its effects cannot be determined with any certainty.

In the past, governmental and quasigovernmental authorities and regulators throughout the world have responded to major economic disruptions with a variety of fiscal and monetary policy changes, including direct capital infusions into companies and other issuers, new monetary policy tools, and lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of such policies, is likely to increase market volatility, which could adversely affect the Fund’s investments.

The outbreak could also impair the information technology and other operational systems upon which the Funds’ service providers rely and could otherwise disrupt the ability of employees of the Funds’ service providers to perform critical tasks relating to the Funds. Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. Public health crises may exacerbate other pre-existing political, social, and economic risks in certain countries or globally.

Temporary Investments. To respond to adverse market, economic, political or other conditions, the Funds may invest up to 100% of their total assets, without limitation, in high-quality short-term debt securities.  These short-term debt securities include: treasury bills, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  While the Funds are in a defensive position, the opportunity to achieve their respective investment objectives will be limited.  The Funds may also invest a substantial portion of their respective assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When the Funds take such a position, they may not achieve their investment objectives.

MANAGEMENT

The Investment Adviser. Systelligence, LLC (the "Adviser"), 7760 France Avenue South, Ste. 620, Bloomington, MN, 55435, serves as investment adviser to each Fund. The Adviser was founded in 2016 and is controlled by Kevin Miller. Mr. Collin John Miller owns 25% of the Adviser and the remaining ownership is held by Mr. Tyler Jordan Miller and Mr. Jacob Robert Miller, who are each related to Mr. Kevin Miller. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Funds' investment portfolios. The Adviser is responsible for selecting each Fund's investments according to the Fund's investment objective, policies and restrictions. As of the date of this prospectus, the Adviser manages only The E-Valuator Funds. As of December 31, 2020, the Adviser had approximately $713 million in assets under management.

For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of each Fund’s average daily net assets at the rate of 0.45%. For the fiscal year ended September 30, 2020, the Adviser received investment advisory fees from The E-Valuator Very Conservative (0%-15%) RMS Fund, The E-Valuator Conservative (15%-30%) RMS Fund, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund, The E-Valuator Growth (70%-85%) RMS Fund, and The E-Valuator Aggressive Growth (85%-99%) RMS Fund at the annual rate 0.38%, respectively, of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee with respect to each Fund to the annual rate of 0.38% of the average daily net assets of the Fund. Additionally, after giving effect to the foregoing fee waiver, the Adviser has contractually agreed to limit the total expenses of each of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by each Fund within three years following the date that such waiver was made or such expense was incurred, provided that the particular Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2022 except pursuant to mutual consent between the Board of Trustees and the Adviser or in the event that the advisory agreement is terminated.

A discussion regarding the basis for the most recent approval by the Board of Trustees of the investment advisory agreement for the Funds is available in the Funds’ annual report for the year ended September 30, 2020.

The Portfolio Manager

The Funds are managed on a day-to-day basis by Kevin Miller.

Mr. Miller created and began managing risk managed strategies for individual and corporate clients in 1997. His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments. In 2012, Kevin successfully launched a series of Risk Managed collective investment funds that provided investment management services to thousands of investors and had over $500 million in assets. As the representative of the sub-advisor to the collective investment funds that were the predecessor funds to the Funds, Mr. Miller practiced the concept of selecting managers that have below average expense ratios, with below average volatility, and consistently above average returns relative to the average of their respective peers (per Morningstar, Inc.) and is the recipe to Mr. Miller’s success.

In addition to founding Systelligence, LLC, the Adviser to the Funds, Mr. Miller is the owner of Fringe Benefits Design of MN, Inc, a recordkeeping and administration company providing services to qualified plans (401k, 403b, profit sharing, etc.) and individual retirement accounts (IRAs). Mr. Miller has owned Fringe Benefits Design of MN, Inc, for more than twenty years. Mr. Miller is the creator and majority owner of E-Valuator, LLC, an investment analytical software company that specializes in the selection and monitoring processes of mutual funds and ETFs.  Mr. Miller is the creator and owner of SIIMPL, LLC, an SEC registered investment advisor. SIIMPL provides a software application that provides customized target-date strategies for other advisory firms and their clients.  Mr. Miller is the owner of FBD Asset Mgmt., LLC, an SEC registered investment advisory firm.  It is through FBD Asset Mgmt. that Mr. Miller works with a select number of clients on a direct basis, both individuals and corporations, regarding the selection of money managers and asset allocation suitability.

The Funds’ Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership in the Funds.

The Trust

The Funds are each series of the World Funds Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise the operations of the Funds according to applicable state and federal law, and the Trustees are responsible for the overall management of the Funds’ business affairs.

Rule 12b-1 Fees

The Board has adopted a Distribution and Service Plan for each Fund’s R4 Class (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to the Funds’ principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for R4 Class shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

Shareholder Services Plan

Each of the Funds has adopted a shareholder services plan with respect to its R4 Class shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Fund shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Funds will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Funds do not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Funds and any compensation the authorized firm may receive directly from its clients.

Shareholder Servicing

Certain financial intermediaries that maintain “street name” or omnibus accounts with the Funds provide sub-accounting, recordkeeping and/or administrative services to the Funds and are compensated for such services by the Funds. These service fees may be paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

Other Expenses

In addition to the investment advisory fees, the Funds pay all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI. Complete holdings (as of the dates of such reports) are available in reports on Form N-PORT and Form N-CSR, and were previously available in reports on Form N-Q, filed with the Securities and Exchange Commission (the “SEC”).

HOW TO BUY SHARES

You may purchase shares of the Funds through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Distributor to sell shares of the Funds (collectively, “Financial Intermediaries”). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling the Funds toll free at 888-507-2798. Financial Intermediaries may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Funds as the policies and procedures may be different. The price you pay for a share of a Fund is the net asset value next determined upon receipt by the Transfer Agent or financial intermediary. The Funds will be deemed to have received your purchase or redemption order when the Financial Intermediary receives the order. Such Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.

Certain Financial Intermediaries may have agreements with the Funds that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the Financial Intermediary must send your payment to the Funds by the time the Funds price their shares on the following business day.

The Funds are not responsible for ensuring that a Financial Intermediary carries out its obligations. You should look to the Financial Intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Funds.

Minimum Investments. The minimum initial investment for R4 Class shares is $10,000. Subsequent investments must be in amounts of $100 or more. The Trust may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Customer Identification Program. Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

Name;

Date of birth (for individuals);

Residential or business street address (although post office boxes are still permitted for mailing); and

Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the net asset value or “NAV” next calculated after the account is closed.

Purchases by Mail. For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to Commonwealth Fund Services, Inc. (the “Transfer Agent”), each Fund’s transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the respective Fund. When you buy shares, be sure to specify the Fund and class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire. You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Funds toll free at 888-507-2798 or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Funds’ records. You will not have access to your shares until the purchase order is completed in good form, which includes the receipt of completed account information by the Transfer Agent. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

Purchases by Telephone. You may also purchase shares by telephone, by contacting the Funds toll free at 888-507-2798 or the Transfer Agent at (800) 628-4077.

Other Purchase Information. You may purchase and redeem Fund shares, or exchange shares of the Funds for those of another, by contacting any broker authorized by the Distributor to sell shares of the Funds, by contacting the Funds toll free at 888-507-2798 or by contacting the Transfer Agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Funds’ shares, depending on your arrangement with the broker.

HOW TO SELL SHARES

The Fund’s procedure is to redeem shares at the NAV next determined after the Transfer Agent or authorized Financial Intermediary receives the redemption request in proper form. Payment of redemption proceeds will be made promptly, as instructed by check, wire or automated clearing house (ACH) but no later than the seventh calendar day following the receipt of the request in proper form. The Funds may suspend the right to redeem shares for any period during which the NYSE is closed or the SEC determines that there is an emergency. In such circumstances, you may withdraw your redemption request or permit your request to be held for processing after the suspension is terminated.

The Funds typically expect to meet redemption requests through cash holdings or cash equivalents and anticipates using these types of holdings on a regular basis. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

To the extent cash holdings or cash equivalents are not available to meet redemption requests, the Funds will meet redemption requests by either (i) rebalancing their overweight securities or (ii) selling portfolio assets. In addition, if the Fund determine that it would be detrimental to the best interest of the Funds’ remaining shareholders to make payment in cash, the Funds may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

If you sell your shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Funds determine that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Funds receive a completed account application for the account to permit the Funds to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Redemption by Mail. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: the name of the Fund, Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Funds. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption by Telephone. You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge to shareholders for redemptions by telephone. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

Redemption by Wire. If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Funds will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. There is no charge to shareholders for redemptions by wire.

Redemption in Kind. The Funds typically expect to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Adviser believes it is in the best interest of a Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian to the extent such arrangements are in place with the custodian. In addition to paying redemption proceeds in cash, the Funds reserve the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” While the Funds do not intend, under normal circumstances, to redeem their shares by payment in kind, it is possible that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund, either through the distribution of selected individual portfolio securities or a pro-rata distribution of all portfolio securities held by the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing a Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net assets at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at a Fund’s election. The Funds’ methods of satisfying shareholder redemption requests will normally be used during both regular and stressed market conditions.

GENERAL INFORMATION

Signature Guarantees. To help protect you and the Funds from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form. Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received by the Funds.

Small Account Balances. If the value of your account falls below the minimum account balance of $1,000, the Funds may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Funds may close your account and send you the proceeds. The Funds will not close your account if it falls below this amount solely as a result of Fund performance. Please check with your Financial Intermediary concerning required minimum account balances. You should note that should a redemption occur with regards to a non-retirement account, such redemption would be subject to taxation. Please refer to the section entitled “Dividends, Distributions and Taxes” below.

In the event that a shareholder’s account falls below the stated minimums below due to market fluctuation, the Funds will not redeem the account. You should note that should a voluntary redemption occur with regards to a non-retirement account, such redemption would be subject to taxation. Please refer to the section entitled Dividends, Distributions and Taxes below.

Automatic Investment Plan. Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, you may exchange all or a portion of your shares in the Funds for shares of the same class of certain other funds of the Trust managed by the Adviser having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. An exchange is treated as a redemption and purchase and may result in realization of a taxable gain or loss on the transaction. You won’t pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you will pay a deferred sales charge based on the date you bought the original shares you exchanged. As of the date of this Prospectus, the Adviser manages 6 funds in the Trust.

Frequent purchases and redemptions (“Frequent Trading”) (as discussed below) can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, the Funds would be unable to invest the money effectively in accordance with their investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Funds’ assets or detects a pattern of exchange requests that coincides with a “market timing” strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares. If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See “Signature Guarantees”); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports. Each time you purchase, redeem or transfer shares of the Funds, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications. The Funds may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Funds send these documents to each shareholder individually by calling the Funds toll free at 888-507-2798.

General. The Funds will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions. Dividends from net investment income, if any, are declared and paid annually for the Funds. The Funds intend to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the applicable Funds, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Funds shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend”. To avoid buying a dividend, check the Funds’ distribution schedule before you invest.

Taxes. In general, the Funds distributions are taxable to you as ordinary income, qualified dividend income, or capital gain. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gain the Funds distribute are taxable to you as long-term capital gains no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gain of the Funds) will generally be taxable to you as ordinary income, except that distributions that are designated as “qualified dividend income” will be taxable at the rates applicable to long-term capital gain. Every January, you will receive a Form 1099 that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Funds, you will generally have a capital gain or loss. For tax purposes, an exchange of your shares of the Funds for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

By law, the Funds must withhold 24% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the “IRS”) has notified you that you are subject to backup withholding and instructs the Funds to do so.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds have chosen average cost as its standing (default) tax lot identification method for all shareholders. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Possible Tax Law Changes. At the time that this prospectus is being prepared, the coronavirus (COVID-19) is affecting the United States. Various administrative and legislative changes to the federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will take place or what the changes might entail.

NET ASSET VALUE

Each Fund’s share price, called the NAV per share, is determined as of the close of trading on the NYSE (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the “Valuation Time”). As of the date of this prospectus, the Funds have been informed that the NYSE observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of a Fund’s investments and other assets attributable to the Fund’s R4 Class shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes’ shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of a Fund, the NAV of the different classes may vary. Because the Funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Funds do not price their shares, the value of the securities held in the Funds may change on days when you will not be able to purchase or redeem Fund shares.

Shares of the Funds are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of a Fund’s shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of the Funds held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

Each Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing.

SHARE CLASS ALTERNATIVES

The Funds offer investors one class of shares through this prospectus. The Funds offer Service Class shares through another prospectus which may be obtained by calling 888-507-2798. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

R4 Class Shares. R4 Class shares are offered with no front-end or contingent deferred sales charge and are subject to a 0.25% Shareholder Services fee. The R4 Class shares are also subject to a 0.25% Rule 12b-1 fee.

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Adviser of the Funds’ portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Funds may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Funds. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Funds under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve-month period. Shareholders exceeding four round-trips will be investigated by the Funds and if, as a result of this monitoring, the Funds believe that a shareholder has engaged in frequent trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with the Funds under the same taxpayer identification number shall be precluded from investing in the Funds (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Funds before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

These policies and procedures will be applied uniformly to all shareholders and, subject to certain permissible exceptions as described above, the Funds will not accommodate abusive Frequent Trading. The policies also apply to any account, whether an individual account or accounts with Financial Intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Funds. Accordingly, the ability of the Funds to monitor and detect Frequent Trading activity through omnibus accounts may be more and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Funds will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act that require sharing of information about you and your account, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

If the Funds identify that excessive short-term trading is taking place in a participant-directed employee benefit plan account, the Funds or their Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Funds to close the account of an entire plan due to the activity of a limited number of participants. However, the Funds will take such actions as deemed appropriate in light of all the facts and circumstances.

The Funds’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Funds are unable to detect and deter trading abuses, the Funds’ performance, and its long-term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

DISTRIBUTION ARRANGEMENTS

The Funds are offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the periods presented. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned [or lost] on an investment in R4 Class shares of the Funds (assuming reinvestment of all dividends and distributions). The financial highlights for the periods presented have been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose unqualified report thereon, along with the Funds’ financial statements, are included in the Funds’ Annual Report to Shareholders (the “Annual Report”) and are incorporated by reference into the SAI. Copies of the Annual Report and the SAI may be obtained at no charge by calling 1-888-507-2798.

THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	R4 Class Shares (D)
					For the period
	For the years ended September 30,				May 26, 2016* to
	2020	2019	2018	2017	September 30, 2016

Net asset value, beginning of period	$10.49	$10.48	$10.53	$10.13	$10.00
Investment activities
Net investment income (loss) (A)	0.21	0.24	0.27	0.19	0.02
Net realized and unrealized gain (loss) on investments	0.15	0.14	0.00	0.27	0.11
Total from investment activities	0.36	0.38	0.27	0.46	0.13

Distributions
Net investment income	(0.24)	(0.26)	(0.24)	(0.05)	—
Net realized gain	—	(0.11)	(0.08)	(0.01)	—
Total distributions	(0.24)	(0.37)	(0.32)	(0.06)	—

Net asset value, end of period	$10.61	$10.49	$10.48	$10.53	$10.13

Total Return **	3.55%	3.92%	2.58%	4.53%	1.30%
Ratios/Supplemental Data
Ratio to average net assets *** (B)
Total expenses	1.31%	1.17%	1.17%	1.14%	1.09%
Expenses net of fee waiver	1.05%	1.05%	1.05%	1.05%	0.93%
Net investment income (loss) (C)	2.01%	2.40%	2.62%	1.89%	0.69%
Portfolio turnover rate**	302.98%	319.48%	389.21%	189.64%	12.66%
Net assets, end of period (000’s)	$10,166	$8,802	$5,802	$2,608	$7,078

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

* Inception date

** Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

*** Ratio to average net assets have been annualized for periods less than one year.

THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	R4 Class Shares (D)
					For the period
	For the years ended September 30,				May 26, 2016* to
	2020	2019	2018	2017	September 30, 2016

Net asset value, beginning of period	$10.64	$10.91	$10.82	$10.24	$10.00
Investment activities
Net investment income (loss) (A)	0.18	0.25	0.27	0.21	0.05
Net realized and unrealized gain (loss) on investments	0.34	0.08	0.30	0.45	0.19
Total from investment activities	0.52	0.33	0.57	0.66	0.24

Distributions
Net investment income	(0.35)	(0.28)	(0.26)	(0.06)	—
Net realized gain	(0.01)	(0.32)	(0.22)	(0.02)	—
Total distributions	(0.36)	(0.60)	(0.48)	(0.08)	—

Net asset value, end of period	$10.80	$10.64	$10.91	$10.82	$10.24

Total Return **	5.01%	3.66%	5.34%	6.47%	2.40%
Ratios/Supplemental Data
Ratio to average net assets *** (B)
Total expenses	1.16%	1.01%	0.97%	1.09%	1.05%
Expenses net of fee waiver	1.05%	0.94%	0.90%	1.00%	0.89%
Net investment income (loss) (C)	1.70%	2.47%	2.44%	2.01%	1.29%
Portfolio turnover rate **	328.64%	353.91%	321.58%	142.99%	10.57%
Net assets, end of period (000’s)	$15,155	$12,638	$12,016	$9,474	$25,671

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

* Inception date

** Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

*** Ratio to average net assets have been annualized for periods less than one year.

THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	R4 Class Shares (D)
					For the period
	For the years ended September 30,				May 26, 2016* to
	2020	2019	2018	2017	September 30, 2016

Net asset value, beginning of period	$10.27	$10.70	$11.03	$10.26	$10.00
Investment activities
Net investment income (loss) (A)	0.15	0.17	0.12	0.26	0.07
Net realized and unrealized gain (loss) on investments (^)	0.50	0.03	0.28	0.59	0.19
Total from investment activities	0.65	0.20	0.40	0.85	0.26

Distributions
Net investment income	(0.12)	(0.08)	(0.31)	(0.05)	—
Net realized gain	—	(0.55)	(0.42)	(0.03)	—
Total distributions	(0.12)	(0.63)	(0.73)	(0.08)	—

Net asset value, end of period	$10.80	$10.27	$10.70	$11.03	$10.26

Total Return **	6.39%	2.58%	3.56%	8.33%	2.60%
Ratios/Supplemental Data
Ratio to average net assets *** (B)
Total expenses	1.33%	1.22%	1.09%	1.25%	1.13%
Expenses net of fee waiver	1.05%	1.05%	1.01%	1.05%	0.97%
Net investment income (loss) (C)	1.45%	1.75%	1.14%	2.49%	1.92%
Portfolio turnover rate **	280.35%	328.96%	236.79%	158.01%	2.07%
Net assets, end of period (000’s)	$3,907	$915	$1,046	$1,625	$8,192

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

(^)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the share transactions for the period.

* Inception date

** Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

*** Ratio to average net assets have been annualized for periods less than one year.

THE E-VALUATOR MODERATE (50%-70%) RMS FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	R4 Class Shares (D)
					For the period
	For the years ended September 30,				May 26, 2016* to
	2020	2019	2018	2017	September 30, 2016

Net asset value, beginning of period	$10.78	$11.74	$11.50	$10.36	$10.00
Investment activities
Net investment income (loss) (A)	0.13	0.18	0.18	0.15	0.06
Net realized and unrealized gain (loss) on investments (^)	0.71	(0.21)	0.84	1.06	0.30
Total from investment activities	0.84	(0.03)	1.02	1.21	0.36

Distributions
Net investment income	(0.28)	(0.20)	(0.17)	(0.05)	—
Net realized gain	—	(0.73)	(0.61)	(0.02)	—
Total distributions	(0.28)	(0.93)	(0.78)	(0.07)	—

Net asset value, end of period	$11.34	$10.78	$11.74	$11.50	$10.36

Total Return **	7.88%	0.95%	9.28%	11.78%	3.60%
Ratios/Supplemental Data
Ratio to average net assets *** (B)
Total expenses	1.11%	0.95%	0.94%	1.06%	1.03%
Expenses net of fee waiver	1.05%	0.88%	0.86%	0.97%	0.87%
Net investment income (loss) (C)	1.24%	1.67%	1.52%	1.50%	1.74%
Portfolio turnover rate **	333.55%	315.77%	302.71%	137.57%	12.39%
Net assets, end of period (000’s)	$32,978	$28,568	$26,455	$24,962	$68,443

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

(^)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the share transactions for the period.

* Inception date

** Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

*** Ratio to average net assets have been annualized for periods less than one year.

THE E-VALUATOR GROWTH (70%-85%) RMS FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	R4 Class Shares (D)
					For the period
	For the years ended September 30,				May 26, 2016* to
	2020	2019	2018	2017	September 30, 2016

Net asset value, beginning of period	$10.70	$11.98	$11.89	$10.43	$10.00
Investment activities
Net investment income (loss) (A)	0.11	0.14	0.13	0.12	0.05
Net realized and unrealized gain (loss) on investments	1.09	(0.42)	1.09	1.39	0.38
Total from investment activities	1.20	(0.28)	1.22	1.51	0.43

Distributions
Net investment income	(0.12)	(0.15)	(0.14)	(0.03)	—
Net realized gain	—	(0.85)	(0.99)	(0.02)	—
Total distributions	(0.12)	(1.00)	(1.13)	(0.05)	—

Net asset value, end of period	$11.78	$10.70	$11.98	$11.89	$10.43

Total Return **	11.30%	(0.95%)	10.78%	14.54%	4.30%
Ratios/Supplemental Data
Ratio to average net assets *** (B)
Total expenses	1.10%	0.96%	0.93%	1.05%	1.03%
Expenses net of fee waiver	1.03%	0.89%	0.86%	0.96%	0.87%
Net investment income (loss) (C)	1.00%	1.37%	1.09%	1.12%	1.49%
Portfolio turnover rate **	350.90%	312.63%	285.36%	125.32%	14.33%
Net assets, end of period (000’s)	$28,606	$25,928	$23,370	$20,799	$93,317

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

* Inception date

** Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

*** Ratio to average net assets have been annualized for periods less than one year.

THE E-VALUATOR AGGRESSIVE GROWTH (85%-99%) RMS FUND

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	R4 Class Shares (D)
					For the period
	For the years ended September 30,				May 26, 2016* to
	2020	2019	2018	2017	September 30, 2016

Net asset value, beginning of period	$11.09	$12.30	$12.12	$10.48	$10.00
Investment activities
Net investment income (loss) (A)	0.09	0.11	0.08	0.08	0.04
Net realized and unrealized gain (loss) on investments	1.10	(0.55)	1.21	1.59	0.44
Total from investment activities	1.19	(0.44)	1.29	1.67	0.48

Distributions
Net investment income	(0.03)	(0.10)	(0.12)	(0.01)	—
Net realized gain	(0.06)	(0.67)	(0.99)	(0.02)	—
Total distributions	(0.09)	(0.77)	(1.11)	(0.03)	—

Net asset value, end of period	$12.19	$11.09	$12.30	$12.12	$10.48

Total Return **	10.74%	(2.47%)	11.12%	16.01%	4.80%
Ratios/Supplemental Data
Ratio to average net assets *** (B)
Total expenses	1.11%	0.98%	0.95%	1.07%	1.06%
Expenses net of fee waiver	1.05%	0.91%	0.87%	0.98%	0.90%
Net investment income (loss) (C)	0.79%	1.03%	0.70%	0.70%	1.23%
Portfolio turnover rate **	325.58%	281.73%	298.25%	144.83%	10.24%
Net assets, end of period (000’s)	$9,624	$9,582	$10,818	$7,428	$25,427

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

* Inception date

** Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

*** Ratio to average net assets have been annualized for periods less than one year.

FOR MORE INFORMATION

You will find more information about the Funds in the following documents:

Each Fund’s annual and semi-annual reports will contain more information about the Funds. Each Fund’s annual report will contain a discussion of the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

For more information about the Funds, you may wish to refer to the Funds’ SAI dated January 31, 2021, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Funds toll free at 888-507-2798, by e-mail at: mail@ccofva.com or on the Funds’ website at www.evaluatorfunds.com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Reports and other information regarding the Funds are available in the EDGAR Database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(Investment Company Act File No. 811-22172)

102